Basic and Diluted Earnings (Loss) per Common Share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted earnings (loss) per common share are calculated as follows (in thousands, except for share and per share data):

	Successor	Predecessor
	Period from September 12, 2025 to September 30, 2025	Period from July 1, 2025 to September 11, 2025	Three months ended September 30, 2024
Numerator:
Net loss	$(192,287)	$(14,366)	$(6,802)

Denominator:
Basic and diluted weighted average shares of common stock outstanding	872,349,183	2,325,783	2,225,816

Income (loss) per common share:
Basic income (loss) per common share	$(0.22)	$(6.18)	$(3.06)
Diluted income (loss) per common share	$(0.22)	$(6.18)	$(3.06)

	Successor	Predecessor
	Period from September 12, 2025 to September 30, 2025	Period from January 1, 2025 to September 11, 2025	Nine Months Ended September 30, 2024
Numerator:
Net loss	$(192,287)	$(26,990)	$(17,462)

Denominator:
Basic and diluted weighted average shares of common stock outstanding	872,349,183	2,299,243	2,200,848

Income (loss) per common share:
Basic income (loss) per common share	$(0.22)	$(11.74)	$(7.93)
Diluted income (loss) per common share	$(0.22)	$(11.74)	$(7.93)